Segment Information	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Segment Information [Abstract]
Segment Information

8. Segment Information

The Company operates and manages its business as a single operating segment. This is consistent with the manner in which the chief operating decision maker (CODM) reviews financial information and makes decisions about resource allocation.

The CODM reviews the Company’s operating results on a consolidated basis, focusing primarily on measures of revenue, operating income, and net income as presented in the accompanying condensed consolidated financial statements. The CODM uses these measures to evaluate the Company’s overall performance and to make operating and strategic decisions.

The Company’s operations primarily consist of providing insurance brokerage services and referral business in Hong Kong.

Since the Company operates in only one reportable segment, all financial information required by ASC 280 is presented in the accompanying condensed consolidated financial statements. Substantially all of the Company’s revenues are derived from customers located in Hong Kong and all of its long-lived assets are located in the same geographic areas.

The Company operates as one operating and reportable segment, and as such the significant expenses regularly provided to the CODM are those presented on the statements of operations. These significant segment expenses include general and administrative expenses.

10. Segment Information

The Company operates and manages its business as a single operating segment. This is consistent with the manner in which the CODM reviews financial information and makes decisions about resource allocation. The Company’s CODM has been identified as the Chief Executive Officer, who reviews the Company’s assets, operating results, and financial metrics as a whole to make decisions about allocating the Company’s resources and assessing its financial performance.

The CODM reviews the Company’s operating results on a consolidated basis, focusing primarily on measures of revenue, operating income, and net income as presented in the accompanying condensed consolidated financial statements. The CODM uses these measures to evaluate the Company’s overall performance and to make operating and strategic decisions.

The Company’s operations primarily consist of providing insurance brokerage services and referral business in Hong Kong.

Since the Company operates in only one reportable segment, all financial information required by ASC 280 is presented in the accompanying consolidated financial statements. Substantially all of the Company’s revenues are derived from customers located in Hong Kong and all of its long-lived assets are located in the same geographic areas.

The Company operates as one operating and reportable segment, and as such the significant expenses regularly provided to the CODM are those presented on the statements of operations. These significant segment expenses include general and administrative expenses.